ACCRUED EXPENSES AND OTHER LIABILITIES (Schedule of Accrued Expenses and Other Liabilities) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Accrued expenses		¥ 27,268	$ 3,927	¥ 24,808
Salaries and welfare payable		7,590	1,093	5,518
Business and other taxes payable		5,730	825	5,949
Unrecognized tax positions (note 23)		65,284	9,403	61,487
Consideration payable on behalf of a third party		13,182	1,899
Derivative liability	[1]			688
Short-term secured borrowing (note 20)		79,613	11,467	83,611
MD Anderson consulting fee payable		2,794	402	22,672
Consideration advance from JWYK (note15)		12,999	1,872
Advance from customers		2,410	347
Other accruals		56,720	8,170	23,107
Total		¥ 273,590	$ 39,405	¥ 227,840

[1]	Derivative liability represented the compound derivative bifurcated from the IFC convertible loan (note 18) which was subject to fair value remeasurment for each reporting period. Gain on changes in the fair value of derivative liability of RMB2,605, RMB33,731 and RMB713 (US$103) was recognized in the consolidated statements of comprehensive income for the years ended December 31, 2014, 2015 and 2016, respectively.